Fair Value [Text Block] (Tables)	12 Months Ended
Mar. 31, 2020
Assets and Liabilities Measured at Fair Value by Level on Recurring Basis [Table Text Block]

At March 31, 2019	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities (1)	¥12,821,328	¥13,725,079	¥785,326	¥27,331,733
Debt securities
Japanese national government and Japanese government agency bonds	2,117,841	512,134	—	2,629,975
Japanese prefectural and municipal bonds	—	117,799	—	117,799
Foreign government and official institution bonds	9,264,028	454,365	792	9,719,185
Corporate bonds	—	3,203,585	31,384	3,234,969
Residential mortgage-backed securities	—	7,038,353	35,181	7,073,534
Asset-backed securities	—	253,274	627,678	880,952
Other debt securities	—	747	35,148	35,895
Commercial paper	—	1,473,693	—	1,473,693
Equity securities (2)	1,439,459	671,129	55,143	2,165,731
Trading derivative assets	63,582	13,047,590	93,313	13,204,485
Interest rate contracts	23,430	10,067,719	17,307	10,108,456
Foreign exchange contracts	1,115	2,771,115	22,861	2,795,091
Equity contracts	39,037	139,666	9,000	187,703
Commodity contracts	—	3,727	25,684	29,411
Credit derivatives	—	65,363	18,461	83,824
Investment securities:
Available-for-sale debt securities	22,550,086	10,684,983	283,434	33,518,503
Japanese national government and Japanese government agency bonds	20,635,872	3,441,824	—	24,077,696
Japanese prefectural and municipal bonds	—	2,226,566	—	2,226,566
Foreign government and official institution bonds	1,914,214	707,959	19,246	2,641,419
Corporate bonds	—	1,126,535	4,196	1,130,731
Residential mortgage-backed securities	—	1,615,336	15	1,615,351
Commercial mortgage-backed securities	—	128,917	2,038	130,955
Asset-backed securities	—	1,371,467	131,455	1,502,922
Other debt securities	—	66,379	126,484	192,863
Equity securities	5,982,629	375,914	27,820	6,386,363
Marketable equity securities	5,982,629	375,914	—	6,358,543
Nonmarketable equity securities (3)	—	—	27,820	27,820
Other (4)	807,193	42,184	32,378	881,755

Total	¥42,224,818	¥37,875,750	¥1,222,271	¥81,322,839

At March 31, 2019	Level 1	Level 2	Level 3	Fair Value
	( in millions )
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥157,114	¥5,796	¥—	¥162,910
Trading derivative liabilities	88,329	12,701,110	57,143	12,846,582
Interest rate contracts	35,179	9,839,618	21,496	9,896,293
Foreign exchange contracts	2,633	2,663,347	4,670	2,670,650
Equity contracts	50,517	126,737	6,138	183,392
Commodity contracts	—	2,916	24,735	27,651
Credit derivatives	—	68,492	104	68,596
Obligation to return securities received as collateral (5)	2,912,355	174,671	—	3,087,026
Other (6)	—	426,368	65,648	492,016

Total	¥3,157,798	¥13,307,945	¥122,791	¥16,588,534

At March 31, 2020	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities (1)	¥14,891,635	¥17,061,985	¥525,946	¥32,479,566
Debt securities
Japanese national government and Japanese government agency bonds	3,805,039	350,128	—	4,155,167
Japanese prefectural and municipal bonds	—	93,479	—	93,479
Foreign government and official institution bonds	9,356,427	417,766	1,052	9,775,245
Corporate bonds	11	2,537,559	144	2,537,714
Residential mortgage-backed securities	—	9,037,539	—	9,037,539
Asset-backed securities	—	590,556	416,259	1,006,815
Other debt securities	—	7,787	6,651	14,438
Commercial paper	—	2,959,580	—	2,959,580
Equity securities (2)	1,730,158	1,067,591	101,840	2,899,589
Trading derivative assets	216,834	14,680,632	60,108	14,957,574
Interest rate contracts	74,488	10,758,790	13,329	10,846,607
Foreign exchange contracts	1,550	3,723,087	9,046	3,733,683
Equity contracts	140,796	87,285	7,491	235,572
Commodity contracts	—	10	27,492	27,502
Credit derivatives	—	111,460	2,750	114,210
Investment securities:
Available-for-sale debt securities	22,126,881	11,798,392	274,930	34,200,203
Japanese national government and Japanese government agency bonds	19,897,187	3,565,692	—	23,462,879
Japanese prefectural and municipal bonds	—	2,952,820	—	2,952,820
Foreign government and official institution bonds	2,229,694	792,027	15,767	3,037,488
Corporate bonds	—	1,262,718	10,108	1,272,826
Residential mortgage-backed securities	—	1,459,378	15	1,459,393
Commercial mortgage-backed securities	—	380,278	1,977	382,255
Asset-backed securities	—	1,328,601	140,875	1,469,476
Other debt securities	—	56,878	106,188	163,066
Equity securities	4,471,499	296,819	39,963	4,808,281
Marketable equity securities	4,471,499	296,819	—	4,768,318
Nonmarketable equity securities (3)	—	—	39,963	39,963
Other (4)	1,054,186	45,913	36,701	1,136,800

Total	¥42,761,035	¥43,883,741	¥937,648	¥87,582,424

At March 31, 2020	Level 1	Level 2	Level 3	Fair Value
	(in millions )
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥555,664	¥3,718	¥—	¥559,382
Trading derivative liabilities	300,215	13,851,205	56,631	14,208,051
Interest rate contracts	153,098	10,038,198	14,079	10,205,375
Foreign exchange contracts	3,360	3,596,589	4,041	3,603,990
Equity contracts	143,757	121,229	11,713	276,699
Commodity contracts	—	14	26,775	26,789
Credit derivatives	—	95,175	23	95,198
Obligation to return securities received as collateral (5)	4,663,068	143,103	—	4,806,171
Other (6)	—	514,003	6,606	520,609

Total	¥5,518,947	¥14,512,029	¥63,237	¥20,094,213

Notes:
(1)	Includes securities measured under the fair value option.

(2)	Excludes certain investments valued at net asset value of private equity funds whose fair values were ¥40,400 million and ¥66,918 million at March 31, 2019 and 2020, respectively. The amounts of unfunded commitments related to these private equity funds were ¥94,483 million and ¥102,743 million at March 31, 2019 and 2020, respectively.

(3)
Excludes certain investments valued at net asset value of real estate funds and private equity and other
funds whose fair values at March 31, 2019 were ¥17,583 million and ¥9,921 million
, respectively, and those at March 31, 2020 were ¥23,233 million and ¥18,862 million, respectively. The amounts of unfunded commitments related to these real estate funds and private equity and other funds at March 31, 2019 were ¥2,054 million and nil, respectively, and those at March 31, 2020
were ¥1,494 million and nil, respectively.

(4)	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.

(5)	Included in Other liabilities.

(6)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs [Table Text Block]

	March 31, 2018	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		March 31, 2019	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2019
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities (1)	¥827,493	¥23,848	(2)	¥(1,341)	¥454,048	¥—	¥(316,384)	¥(213,944)	¥29,445		¥(17,839)		¥785,326	¥18,299	(2)
Debt securities
Foreign government and official institution bonds	1,047	863		—	117,619	—	(118,377)	(317)	—		(43)		792	5
Corporate bonds	23,092	611		—	2,040	—	(1,798)	(4,188)	29,423	(5)	(17,796	) (5)	31,384	286
Residential mortgage-backed securities	41,141	(282)		—	—	—	—	(5,678)	—		—		35,181	(289)
Asset-backed securities	684,637	18,692		(1,341)	315,865	—	(195,851)	(194,324)	—		—		627,678	15,528
Other debt securities	33,450	1,698		—	—	—	—	—	—		—		35,148	1,698
Equity securities	44,126	2,266		—	18,524	—	(358)	(9,437)	22		—		55,143	1,071
Trading derivatives—net	12,119	(5,871	) (2)	(744)	787	(682)	—	37	20,192		10,332		36,170	(25,241	) (2)
Interest rate contracts—net	14,596	12,397		57	—	(119)	—	(25,601)	(7,013)		1,494		(4,189)	11,507
Foreign exchange contracts—net	6,736	(10,997)		(419)	210	—	—	(322)	27,230	(5)	(4,247)		18,191	(10,451)
Equity contracts—net	(10,685)	18,756		(374)	13	(228)	—	(17,680)	(25)		13,085		2,862	(752)
Commodity contracts—net	683	32		6	564	(335)	—	(1)	—		—		949	795
Credit derivatives—net	789	(26,059)		(14)	—	—	—	43,641	—		—		18,357	(26,340)
Investment securities:
Available-for-sale debt securities	350,660	6,415	(3)	(9,791)	273,201	—	—	(338,180)	1,456		(327)		283,434	(498	) (3)
Foreign government and official institution bonds	20,192	—		(876)	645	—	—	(715)	—		—		19,246	—
Corporate bonds	6,037	(345)		3	3,450	—	—	(6,078)	1,456	(5)	(327	) (5)	4,196	(498)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	2,430	—		(135)	—	—	—	(257)	—		—		2,038	—
Asset-backed securities	161,172	6,760		(5,016)	263,587	—	—	(295,048)	—		—		131,455	—
Other debt securities	160,814	—		(3,767)	5,519	—	—	(36,082)	—		—		126,484	—
Equity securities	28,359	(2,298	) (3)	—	3,795	—	(1,418)	—	—		(618)		27,820	(3,060	) (3)
Nonmarketable equity securities	28,359	(2,298)		—	3,795	—	(1,418)	—	—		(618)		27,820	(3,060)
Other	8,660	(1,022	) (7)	(20)	24,961	—	(206)	—	5		—		32,378	(1,191	) (7)

Total	¥1,227,291	¥21,072		¥(11,896)	¥756,792	¥(682)	¥(318,008)	¥(552,087)	¥51,098		¥(8,452)		¥1,165,128	¥(11,691)

Liabilities
Other	¥(25,528)	¥(19,629	) (4)	¥6,670	¥—	¥16,759	¥—	¥(18,499)	¥44,727	(6)	¥35,230	(6)	¥65,648	¥(10,778	) (4)

Total	¥(25,528)	¥(19,629)		¥6,670	¥—	¥16,759	¥—	¥(18,499)	¥44,727		¥35,230		¥65,648	¥(10,778)

	March 31, 2019	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		March 31, 2020	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2020
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities (1)	¥785,326	¥(22,419	) (2)	¥—	¥227,656	¥—	¥(214,183)	¥(225,980)	¥52,140		¥(76,594)		¥525,946	¥(18,915	) (2)
Debt securities
Foreign government and official institution bonds	792	589		—	93,957	—	(92,748)	(18)	—		(1,520)		1,052	(12)
Corporate bonds	31,384	(279)		—	631	—	(3,937)	(4,721)	24,882	(5)	(47,816	) (5)	144	(13)
Residential mortgage-backed securities	35,181	(695)		—	—	—	(23,837)	(10,649)	—		—		—	—
Asset-backed securities	627,678	(23,494)		—	113,239	—	(93,655)	(207,509)	—		—		416,259	(18,815)
Other debt securities	35,148	(1,239)		—	—	—	—	—	—		(27,258	) (8)	6,651	(387)
Equity securities	55,143	2,699		—	19,829	—	(6)	(3,083)	27,258	(8)	—		101,840	312
Trading derivatives—net	36,170	4,503	(2)	178	714	(1,449)	—	(33,463)	40,857		(44,033)		3,477	(16,742	) (2)
Interest rate contracts—net	(4,189)	21,290		(24)	—	—	—	(12,025)	2,254		(8,056)		(750)	8,046
Foreign exchange contracts—net	18,191	(21,429)		89	3	—	—	4,858	35,444	(5)	(32,151	) (5)	5,005	(21,483)
Equity contracts—net	2,862	5,188		110	96	(777)	—	(11,305)	(41)		(355)		(4,222)	(2,846)
Commodity contracts—net	949	(174)		(1)	615	(672)	—	—	—		—		717	(167)
Credit derivatives—net	18,357	(372)		4	—	—	—	(14,991)	3,200		(3,471)		2,727	(292)
Investment securities:
Available-for-sale debt securities	283,434	(2,402	) (3)	804	281,041	—	(24)	(300,023)	15,201		(3,101)		274,930	(934	) (3)
Foreign government and official institution bonds	19,246	—		1,625	828	—	—	(5,932)	—		—		15,767	—
Corporate bonds	4,196	(458)		342	663	—	(1)	(6,734)	15,201	(5)	(3,101	) (5)	10,108	(934)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	2,038	—		125	—	—	(23)	(163)	—		—		1,977	—
Asset-backed securities	131,455	(1,944)		(1,085)	274,110	—	—	(261,661)	—		—		140,875	—
Other debt securities	126,484	—		(203)	5,440	—	—	(25,533)	—		—		106,188	—
Equity securities	27,820	2,585	(3)	—	12,718	—	(2,527)	(35)	—		(598)		39,963	863	(3)
Nonmarketable equity securities	27,820	2,585		—	12,718	—	(2,527)	(35)	—		(598)		39,963	863
Other	32,378	(10,105	) (7)	(375)	44,324	—	(29,334)	(187)	—		—		36,701	(10,136	) (7)

Total	¥1,165,128	¥(27,838)		¥607	¥566,453	¥(1,449)	¥(246,068)	¥(559,688)	¥108,198		¥(124,326)		¥881,017	¥(45,864)

Liabilities
Other	¥65,648	¥(5,388	) (4)	¥(414)	¥—	¥2,258	¥—	¥(21,133)	¥333	(6)	¥(46,302	) (6)	¥6,606	¥9,648	(4)

Total	¥65,648	¥(5,388)		¥(414)	¥—	¥2,258	¥—	¥(21,133)	¥333		¥(46,302)		¥6,606	¥9,648

Notes:
(1)	Includes Trading securities measured under the fair value option.

(2)	Included in Trading account profits (losses)—net and in Foreign exchange losses—net.

(3)	Included in Investment securities gains (losses)—net.

(4)	Included in Trading account profits (losses)—net.

(5)
Transfers into (out of) Level 3 for Corporate bonds were
caused
by the decrease (increase) in liquidity or the availability of the quoted prices provided by third-party vendors. Transfers into (out of) Level 3 for Foreign exchange contracts—net were mainly caused by the valuation using certain unobservable input.

(6)
Transfers into (out of) Level 3 for bifurcated embedded derivatives in Other were mainly caused by the decrease (increase) in the observability of the key inputs to the valuation models and a corresponding increase (decrease) in the significance of the unobservable inputs.

(7)	Included in Fees and commissions income and Other non-interest income.

(8)	Transfers relate to the reclassification of certain securities.

Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level [Table Text Block]

	2019				2020
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities (1)(2)	¥—	¥80,779	¥4,208	¥84,987	¥—	¥15,473	¥2,703	¥18,176
Loans	2,656	9,104	250,678	262,438	2,548	9,199	260,282	272,029
Loans held for sale	—	—	77,506	77,506	—	—	73,573	73,573
Collateral dependent loans	2,656	9,104	173,172	184,932	2,548	9,199	186,709	198,456
Premises and equipment	—	—	35,352	35,352	—	—	37,109	37,109
Intangible assets	—	—	19,635	19,635	—	—	453	453
Goodwill	—	—	—	—	—	—	283,032	283,032
Other assets	136,528	49,756	9,774	196,058	73,015	—	18,609	91,624
Investments in equity method investees (1)	136,528	49,756	—	186,284	73,015	—	5,911	78,926
Other	—	—	9,774	9,774	—	—	12,698	12,698

Total	¥139,184	¥139,639	¥319,647	¥598,470	¥75,563	¥24,672	¥602,188	¥702,423

Notes:
(1)	Excludes certain investments valued at net asset value of ¥8,866 million and ¥12,935 million at March 31, 2019 and 2020, respectively. The unfunded commitments related to these investments are ¥12,242 million and ¥17,216 million at March 31, 2019 and 2020, respectively. These investments are in private equity funds.

(2)	Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.

Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis [Table Text Block]

	2019	2020
	(in millions)
Investment securities	¥(50,785)	¥(2,171)
Loans	30,153	47,359
Loans held for sale	4,762	4,688
Collateral dependent loans	25,391	42,671
Premises and equipment	31,345	16,517
Intangible assets	118,108	3,732
Goodwill	—	383,810
Other assets	59,557	46,237
Investments in equity method investees	51,645	21,672
Other	7,912	24,565

Total	¥188,378	¥495,484

Gains (Losses) Related to Instruments for which Fair Value Option was Elected [Table Text Block]

	2018			2019			2020
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities (1)	¥(148,242)	¥(267,507)	¥(415,749)	¥208,952	¥186,578	¥395,530	¥837,832	¥(596,017)	¥241,815

Total	¥(148,242)	¥(267,507)	¥(415,749)	¥208,952	¥186,578	¥395,530	¥837,832	¥(596,017)	¥241,815

Financial liabilities:
Other short-term borrowings (2)	¥5,902	¥—	¥5,902	¥(5,559)	¥—	¥(5,559)	¥5,194	¥—	¥5,194
Long-term debt (2)	7,554	—	7,554	(8,322)	—	(8,322)	(8,087)	—	(8,087)

Total	¥13,456	¥—	¥13,456	¥(13,881)	¥—	¥(13,881)	¥(2,893)	¥—	¥(2,893)

Notes:
(1)	Excludes Danamon’s equity securities. See Note 2 for reference.

(2)	Change in value attributable to the instrument-specific credit risk related to those financial liabilities are not material.

Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding [Table Text Block]

	2019			2020
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥358,730	¥325,808	¥(32,922)	¥319,149	¥304,067	¥(15,082)

Total	¥358,730	¥325,808	¥(32,922)	¥319,149	¥304,067	¥(15,082)

Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on a Recurring Basis on Consolidated Balance Sheets by Level [Table Text Block]

	Carrying amount	Estimated fair value
At March 31, 2019		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥33,924	¥33,924	¥33,924	¥—	¥—
Interest-earning deposits in other banks	40,647	40,647	—	40,647	—
Call loans and funds sold	1,110	1,110	—	1,110	—
Receivables under resale agreements	10,975	10,975	—	10,975	—
Receivables under securities borrowing transactions	2,759	2,759	—	2,759	—
Investment securities	4,442	4,453	1,197	1,135	2,121
Loans, net of allowance for credit losses (1)	116,213	117,064	3	247	116,814
Other financial assets (2)	7,455	7,455	—	7,455	—
Financial liabilities:
Deposits
Non-interest-bearing	¥30,443	¥30,443	¥—	¥30,443	¥—
Interest-bearing	168,846	168,899	—	168,899	—
Total deposits	199,289	199,342	—	199,342	—
Call money and funds purchased	2,450	2,450	—	2,450	—
Payables under repurchase agreements	25,225	25,225	—	25,225	—
Payables under securities lending transactions	913	913	—	913	—
Due to trust account and other short-term borrowings	9,177	9,177	—	9,177	—
Long-term debt	27,790	27,968	—	27,968	—
Other financial liabilities	6,781	6,781	—	6,781	—

	Carrying amount	Estimated fair value
At March 31, 2020		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥33,283	¥33,283	¥33,283	¥—	¥—
Interest-earning deposits in other banks	45,267	45,267	—	45,267	—
Call loans and funds sold	1,169	1,169	—	1,169	—
Receivables under resale agreements	23,996	23,996	—	23,996	—
Receivables under securities borrowing transactions	3,444	3,444	—	3,444	—
Investment securities	4,166	4,178	1,134	1,042	2,002
Loans, net of allowance for credit losses (1)	117,373	118,497	3	259	118,235
Other financial assets (2)	8,494	8,494	—	8,494	—
Financial liabilities:
Deposits
Non-interest-bearing	¥33,382	¥33,382	¥—	¥33,382	¥—
Interest-bearing	170,574	170,631	—	170,631	—
Total deposits	203,956	204,013	—	204,013	—
Call money and funds purchased	3,669	3,669	—	3,669	—
Payables under repurchase agreements	31,850	31,850	—	31,850	—
Payables under securities lending transactions	1,017	1,017	—	1,017	—
Due to trust account and other short-term borrowings	19,057	19,057	—	19,057	—
Long-term debt	27,772	27,941	—	27,941	—
Other financial liabilities	7,139	7,139	—	7,139	—

Notes:
(1)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.

(2)	Excludes investments in equity method investees of ¥2,487 billion and ¥2,421 billion at March 31, 2019 and 2020, respectively.

Fair Value, Measurements, Recurring [Member]
Quantitative Information about Level 3 Fair Value Measurements [Table Text Block]

At March 31, 2019	Fair value (1)	Valuation technique	Significant unobservable inputs	Range	Weighted average (2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign government and official institution bonds	¥19,246	Return on equity method	Probability of default	0.0%~0.4%	0.3%
			Recovery rate	60.0%~70.0%	66.7%
			Market-required return on capital	10.0%	10.0%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	109,213	Discounted cash flow	Probability of default	1.2%~5.3%	5.0%
			Recovery rate	60.0%~76.0%	67.2%
			Loan price	90.5%~100.3%	95.4%
	587,577	Internal model (4)	Asset correlations	10.0%	10.0%
			Discount factor	1.0%~1.2%	1.2%
			Prepayment rate	22.7%	22.7%
			Probability of default	0.0%~90.1%	— (3)
			Recovery rate	64.3%	64.3%
Other debt securities	35,148	Discounted cash flow	Liquidity premium	1.0%~2.4%	1.3%
	112,822	Return on equity method	Probability of default	0.0%~25.0%	0.3%
			Recovery rate	40.0%~90.0%	78.0%
			Market-required return on capital	8.0%~10.0%	9.5%

At March 31, 2019	Fair value (1)	Valuation technique	Significant unobservable inputs	Range
(in millions)
Trading derivatives—net:
Interest rate contracts—net	(4,189)	Option model	Probability of default	0.0%~12.0%
			Correlation between interest rates	29.2%~51.3%
			Correlation between interest rate and foreign exchange rate	22.8%~60.0%
			Recovery rate	41.0%~48.0%
			Volatility	11.0%~71.3%
Foreign exchange contracts—net	18,198	Option model	Probability of default	0.0%~12.0%
			Correlation between interest rates	35.0%~70.0%
			Correlation between interest rate and foreign exchange rate	14.8%~60.0%
			Recovery rate	41.0%~48.0%
			Correlation between underlying assets	65.0%
			Volatility	9.7%~18.2%
Equity contracts—net	(2,727)	Option model	Correlation between foreign exchange rate and equity	7.0%~64.1%
			Correlation between equities	21.6%~80.3%
			Correlation between underlying assets	51.7%~82.0%
			Volatility	21.0%~30.0%
	5,878	Discounted cash flow	Term of litigation	1.0 year

At March 31, 2020	Fair value (1)	Valuation technique	Significant unobservable inputs	Range	Weighted average (2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign government and official institution bonds	¥15,767	Return on equity method	Probability of default	0.2%~1.3%	0.4%
			Recovery rate	55.0%~90.0%	69.9%
			Market-required return on capital	8.0%~10.0%	9.9%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	92,025	Discounted cash flow	Probability of default	1.2%~5.3%	5.0%
			Recovery rate	60.0%~76.0%	68.2%
	389,170	Internal model (4)	Asset correlations	1.0%	1.0%
			Discount factor	1.1%~1.4%	1.4%
			Prepayment rate	21.0%	21.0%
			Probability of default	0.0%~99.0%	— (3)
			Recovery rate	57.8%	57.8%
Other debt securities	6,651	Discounted cash flow	Liquidity premium	2.4%	2.4%
	86,734	Return on equity method	Probability of default	0.0%~25.0%	0.3%
			Recovery rate	60.0%~90.0%	79.8%
			Market-required return on capital	8.0%~10.0%	9.4%
Equity securities	27,144	Discounted cash flow	Liquidity premium	1.0%	1.0%

At March 31, 2020	Fair value (1)	Valuation technique	Significant unobservable inputs	Range
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	(728)	Option model	Correlation between interest rates	32.9%~62.5%
			Correlation between interest rate and foreign exchange rate	16.7%~60.0%
			Volatility	0.0%~100.0%
Foreign exchange contracts—net	5,005	Option model	Correlation between interest rates	30.0%~70.0%
			Correlation between interest rate and foreign exchange rate	15.8%~60.0%
			Correlation between underlying assets	60.0%
			Volatility	7.5%~17.0%
Equity contracts—net	(10,038)	Option model	Correlation between foreign exchange rate and equity	(58.4) %~56.9%
			Correlation between equities	19.5%~81.0%
			Volatility	24.2%~32.0%
	6,166	Discounted cash flow	Term of litigation	0.1 year~1.1 years

Notes:
(1)	The fair value as of March 31, 2019 and 2020 excludes the fair value of investments valued using vendor prices.

(2)	Weighted averages are calculated by weighing each input by the relative fair value of the respective financial instruments.

(3)	See “Probability of default” in “Sensitivity to and range of unobservable inputs.”

(4)	For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities.”